Basis of Preparation	12 Months Ended
Mar. 31, 2019
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Basis of Preparation

(2) Basis of Preparation

(a) Compliance with International Financial Reporting Standards

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (SIC and IFRIC).

(b) Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities separately stated in note 3.

(c) Functional Currency and Presentation Currency

The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.

(d) Changes in Accounting Policies

1) IFRS 9 “Financial Instruments”

Honda was an early adopter of IFRS 9 “Financial Instruments” issued in November 2009, amended in October 2010 and November 2013 (“IFRS 9 (2013)”) until the year ended March 31, 2018 and has adopted IFRS 9 issued in July 2014 (“IFRS 9 (2014)”) with a date of initial application of April 1, 2018. The adoption of IFRS 9 (2014) resulted in changes in accounting policies primarily for classification and impairment of financial assets. IFRS 9 (2014) has an exemption allowing comparative information for prior periods not to be restated with respect to classification and measurement (including impairment) changes. Therefore, the comparative information has not been restated and continues to be reported under IFRS 9 (2013). Instead, the cumulative effect of adopting IFRS 9 (2014) was recognized in the opening balance of equity as of the date of initial application on April 1, 2018. The following are primary changes and corresponding impacts of adopting IFRS 9 (2014).

Classification of financial assets

Debt instruments other than those classified into financial assets measured at amortized cost were classified into financial assets measured at fair value through profit or loss under IFRS 9 (2013). IFRS 9 (2014) newly established a classification in which financial assets are measured at fair value through other comprehensive income. Under IFRS 9 (2014), a financial asset shall be measured at fair value through other comprehensive income if both of the following conditions are met: 1) the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and 2) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Honda has evaluated the business models within which financial assets are held and contractual terms of financial assets. As a result, Honda has reclassified certain debt securities such as government bonds and municipal bonds held by certain subsidiaries from the financial assets measured at fair value through profit or loss to financial assets measured at fair value through other comprehensive income as of April 1, 2018.

The impact of this reclassification is as follows:

	Yen (millions)
	Carrying amounts as of March 31, 2018 under IFRS 9 (2013)	Reclassification	Carrying amounts as of April 1, 2018 under IFRS 9 (2014)
Other financial assets:
Financial assets measured at fair value through profit or loss:
Debt securities	¥69,829	¥(14,376)	¥55,453
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	14,376	14,376

Impairment of financial assets

IFRS 9 (2014) replaced the incurred loss model under IAS 39 with the expected credit loss (ECL) model. The ECL model requires the allowance for credit losses to be measured at amounts equal to either lifetime ECL for those financial assets which have experienced a significant increase in credit risk (SICR) since initial recognition and credit-impaired financial assets or 12-month ECL for financial assets which have not experienced a SICR. Lifetime ECL represents ECL that results from all possible default events over the expected life of a financial asset. 12-month ECL is the portion of lifetime ECL that results from default events that are possible within 12 months after the reporting date. ECL is a probability-weighted estimate of the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted at the original effective interest rates.

When determining whether credit risk has increased significantly, Honda assesses financial assets either individually based primarily on delinquencies or collectively for groups of financial assets with shared risk characteristics such as the period of initial recognition, collateral type, original term and credit score considering relative changes in expected default rates since initial recognition.

The application of the ECL model resulted in an increase in the allowance for credit losses of ¥4,599 million as of April 1, 2018, which is on receivables from financial services.

2) IFRS 15 “Revenue from Contracts with Customers”

Honda has adopted IFRS 15 “Revenue from Contracts with Customers” with a date of initial application of April 1, 2018 by recognizing the cumulative effect of initially applying this standard as an adjustment to the opening balance of equity at the date of initial application. Therefore, the comparative information has not been restated and continues to be reported under the previous accounting policy.

Honda’s contracts with customers include promises to transfer goods or services without charges such as free inspections. Such promised goods or services are generally considered performance obligations and related sales revenue is deferred under IFRS 15, if it is deemed material, while such sales revenue was recognized at contract inception under the previous accounting policy.

Further, under IFRS 15, dealer incentives are considered variable consideration when determining the transaction price and sales revenue is recognized only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved, which results in higher deductions from sales revenue recognized when products are sold to dealers.

The impacts of adopting IFRS 15 on Honda’s consolidated financial statements as of and for the year ended March 31, 2019 are as follows:

Consolidated statements of financial position

As of March 31, 2019

	Yen (millions)
	Balances without adoption of IFRS 15	Adjustments	As reported
Assets
Current assets:
Cash and cash equivalents	¥2,494,121	¥—	¥2,494,121
Trade receivables	796,199	(2,954)	793,245
Receivables from financial services	1,951,633	—	1,951,633
Other financial assets	163,274	—	163,274
Inventories	1,586,787	—	1,586,787
Other current assets	357,428	806	358,234

Total current assets	7,349,442	(2,148)	7,347,294

Non-current assets:
Investments accounted for using the equity method	713,026	13	713,039
Receivables from financial services	3,453,617	—	3,453,617
Other financial assets	417,149	—	417,149
Equipment on operating leases	4,448,849	—	4,448,849
Property, plant and equipment	2,981,840	—	2,981,840
Intangible assets	744,368	—	744,368
Deferred tax assets	149,800	518	150,318
Other non-current assets	161,842	806	162,648

Total non-current assets	13,070,491	1,337	13,071,828

Total assets	¥20,419,933	¥(811)	¥20,419,122

Liabilities and Equity
Current liabilities:
Trade payables	¥1,184,882	¥—	¥1,184,882
Financing liabilities	3,188,782	—	3,188,782
Accrued expenses	423,908	52,392	476,300
Other financial liabilities	132,910	—	132,910
Income taxes payable	49,726	—	49,726
Provisions	352,642	(3,879)	348,763
Other current liabilities	584,294	15,467	599,761

Total current liabilities	5,917,144	63,980	5,981,124

Non-current liabilities:
Financing liabilities	4,142,338	—	4,142,338
Other financial liabilities	63,689	—	63,689
Retirement benefit liabilities	398,803	—	398,803
Provisions	221,694	(949)	220,745
Deferred tax liabilities	742,937	(15,526)	727,411
Other non-current liabilities	318,334	888	319,222

Total non-current liabilities	5,887,795	(15,587)	5,872,208

Total liabilities	11,804,939	48,393	11,853,332

Equity:
Common stock	86,067	—	86,067
Capital surplus	171,460	—	171,460
Treasury stock	(177,827)	—	(177,827)
Retained earnings	8,021,584	(47,947)	7,973,637
Other components of equity	215,285	(902)	214,383

Equity attributable to owners of the parent	8,316,569	(48,849)	8,267,720
Non-controlling interests	298,425	(355)	298,070

Total equity	8,614,994	(49,204)	8,565,790

Total liabilities and equity	¥20,419,933	¥(811)	¥20,419,122

Consolidated statements of income

For the year ended March 31, 2019

	Yen (millions)
	Balances without adoption of IFRS 15	Adjustments	As reported
Sales revenue	¥15,894,946	¥(6,329)	¥15,888,617
Operating costs and expenses:
Cost of sales	(12,582,518)	1,569	(12,580,949)
Selling, general and administrative	(1,776,438)	2,045	(1,774,393)
Research and development	(806,905)	—	(806,905)

Total operating costs and expenses	(15,165,861)	3,614	(15,162,247)

Operating profit	729,085	(2,715)	726,370

Share of profit of investments accounted for using the equity method	228,824	3	228,827
Finance income and finance costs:
Interest income	48,618	—	48,618
Interest expense	(13,217)	—	(13,217)
Other, net	(11,223)	—	(11,223)

Total finance income and finance costs	24,178	—	24,178

Profit before income taxes	982,087	(2,712)	979,375
Income tax expense	(303,745)	656	(303,089)

Profit for the year	¥678,342	¥(2,056)	¥676,286

Profit for the year attributable to:
Owners of the parent	611,621	(1,305)	610,316
Non-controlling interests	66,721	(751)	65,970

(e) New Accounting Standards and Interpretations Not Yet Adopted

Major new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Honda as of March 31, 2019 are as follows:

IASB issued IFRS 16 “Leases” in January 2016. IFRS 16 replaces existing lease guidance including IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases – Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Accordingly, Honda will adopt this standard initially on April 1, 2019. This standard can be applied retrospectively to each prior reporting period presented (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). Honda plans to apply the modified retrospective approach.

Honda plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into prior to April 1, 2019 and identified as leases under IAS 17 and IFRIC 4.

IFRS 16 changes the definition of a lease and provides a single on-balance lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Honda will recognize new assets and liabilities for the operating leases as a lessee. In addition, expenses related to leases will now change from straight-line operating lease expenses to depreciation charge for right-of-use assets and interest expense on lease liabilities. No significant impact is expected for the finance leases as a lessee. Lessor accounting remains similar to the current standard.

Honda estimates that it will recognize additional lease liabilities of approximately ¥268 billion and total assets, mainly right-of-use assets will be recognized approximately in the same amounts in the consolidated statements of financial position as of April 1, 2019. The impact on the opening balance of retained earnings is expected to be immaterial.

(f) Use of Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Scope of subsidiaries, affiliates and joint ventures (notes 3(a) and 3(b))

•	Recognition of intangible assets arising from development (note 3(h))

•	Accounting for contracts including lease (note 3(i))

Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Valuation of financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income (notes 6, 7 and 8)

•	Fair value of financial instruments (note 26)

•	Net realizable value of inventories (note 9)

•	Recoverable amount of non-financial assets (notes 11, 12 and 13)

•	Measurement of provisions (note 17)

•	Measurement of net defined benefit liabilities (assets) (note 18)

•	Estimated amounts of variable consideration (note 20)

•	Recoverability of deferred tax assets (note 23)

•	Likelihood and magnitude of outflows of resources embodying economic benefits required to settle contingent liabilities (note 28)